Summary of Significant Accounting Policies	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Summary of Significant Accounting Policies

1.    DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business Description — Giddy Inc. d/b/a Boxed (the “Company”) is an e-commerce retailer and an e-commerce enabler. The Company operates an e-commerce retail (“Retail”) service that provides bulk pantry consumables to businesses and household customers within the continental United States. The Company generates net revenue through direct retail sales of third-party and private- labeled goods, which includes all sales generated primarily through the Company’s website, mobile- optimized website, and mobile applications , and software & services (“Software & Services”) offerings of its enterprise-level e-commerce platform (collectively, “platforms”).

On June 13, 2021, the Company entered into a definitive agreement (“Business Combination Agreement,”) with a wholly owned subsidiary of Seven Oaks Acquisition Corp. (“Seven Oaks”), a special purpose acquisition company (the “SPAC”). Under the Business Combination Agreement, Seven Oaks agreed to acquire all outstanding equity interests of the Company for approximately $550,000,000 in aggregate consideration, the Company’s existing stockholders would receive consideration in the form of shares of common stock of the post-merger company (the consummation of the business combination and the other transactions contemplated by the Business Combination Agreement, collectively, the “Business Combination”).

On June 13, 2021, in connection with the execution of the Business Combination Agreement, Seven Oaks entered into subscription agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”), in which the PIPE Investors subscribed to purchase an aggregate of 3,250,000 shares of Seven Oaks Class A common stock at $10.00 per share and an aggregate of $87,500,000 in principal amount of convertible notes upon consummation of the Business Combination (collectively, the “PIPE Investment”). The convertible notes will be convertible for shares of common stock at a conversion price of $12.00 per share and will bear interest at 7.00% annually.

On July 19, 2021, Seven Oaks filed a registration statement on Form S-4, as amended (the "Registration Statement"), with the U.S. Securities and Exchange Commission (the “SEC”) in connection with the Company’s Business Combination Agreement between the Company and Seven Oaks. The Registration Statement became effective on November 9, 2021.

On December 7, 2021 Seven Oaks held the Special Meeting of stockholders (the "Special Meeting"), at which the Seven Oaks stockholders considered and adopted, among other matters, a proposal to approve the Business Combination.

On December 8, 2021, the parties consummated the Business Combination and the PIPE Investment. In connection with the closing of the Business Combination (the “Closing”), Seven Oaks changed its name from Seven Oaks Acquisition Corp. to Boxed, Inc. The Business Combination has been accounted for as a reverse recapitalization, with the Company determined to be the accounting acquirer. See Note 16 for further information.

Principles of Consolidation — The accompanying condensed consolidated financial statements of Giddy Inc. d/b/a Boxed include its wholly owned subsidiaries, Jubilant LLC and Ashbrook Commerce Solutions LLC, because these entities are all under common control and common management. Any intercompany accounts and transactions have been eliminated in consolidation.

Basis of Presentation — The accompanying condensed consolidated financial statements of Giddy Inc. d/b/a Boxed are unaudited and, in the opinion of management, reflect all normal recurring adjustments considered necessary for a fair statement of the Company’s condensed consolidated financial statements in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the SEC. They do not include all information and notes required by U.S. GAAP for annual financial statements.

The unaudited results of operations for the three and nine months ended September 30, 2021 are not necessarily indicative of future results or results to be expected for the full fiscal year ended December 31, 2021.

These unaudited condensed consolidated financial statements, including the Company’s significant accounting policies, should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2020 and related notes thereto included in the Registration Statement.

Considerations Related to COVID-19 — The ongoing spread of COVID-19 throughout the United States and internationally, as well as measures implemented by government authorities to minimize transmission of the virus have had, and continue to have, negative and positive implications for the Company’s business. Though many areas have begun relaxing such restrictions, varying levels of restrictions remain and may be increased, particularly in light of the proliferation of the Delta and Omicron variants.

In the preparation of these condensed consolidated financial statements and related disclosures we have assessed the impact that COVID-19 has had on the Company’s estimates, assumptions, forecasts, and accounting policies and made additional disclosures, as necessary. As COVID-19 and its impacts are unprecedented and ever evolving, future events and effects related to the pandemic cannot be determined with precision and actual results could significantly differ from estimates or forecasts.

Going Concern, Liquidity and Management’s Plan — As an emerging growth enterprise, the Company’s strategy is to fund growth primarily through the investment of capital at the expense of short-term profitability. As a result, the Company relies on private investors and lenders to fund its growth strategy. As of September 30, 2021, the Company had total cash and cash equivalents of $35,409,156 and an accumulated deficit, which is attributed to the recurring losses the Company has incurred since inception as a result of its intended growth strategy. In this regard, the Company’s net loss and net cash used in operating activities amounted to $(30,300,971) and $(27,095,675) respectively, for the nine months ended September 30, 2021.

To date, the Company has raised a substantial amount of capital from outside investors and lenders through the issuance of stock, term loans, and revolving credit facilities and expects this reliance to continue for the foreseeable future. However, as of September 30, 2021, the Company had no additional capital available for borrowing and no firm commitment from current or prospective investors to provide the Company additional capital to fund operations in the foreseeable future. While management believes the Company will be able to obtain additional capital, no assurance can be provided that such capital will be obtained or on terms that are acceptable to the Company. These uncertainties raise substantial doubt about the Company’s ability to continue as a going concern, which may require the Company to seek other strategic alternatives such as a further reduction in the Company’s current cost structure, or a recapitalization of the Company’s balance sheet and related debt and equity if management’s plans to alleviate these uncertainties are not successful. Notwithstanding the foregoing, the Company believes the net proceeds it received from the Business Combination and the PIPE Investment upon the Closing will help support funding of its future operations. The accompanying condensed consolidated financial statements have been prepared on the basis that the Company will continue to operate as a going-concern, which contemplates that the Company will be able to realize assets and settle liabilities and commitments in the normal course of business for the foreseeable future. Accordingly, the accompanying condensed consolidated financial statements do not include any adjustments that may result from the outcome of these uncertainties.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires estimates and assumptions that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures of contingent liabilities in the condensed consolidated financial statements and accompanying notes. Estimates are used for, but not limited to, income taxes, revenue deferrals, the fair value of stock options, and the fair value of common and preferred stock warrants. On a regular basis, management reviews its estimates utilizing currently available information, changes in fact and circumstances, historical experience, and reasonable assumptions. Given the global economic climate and additional or unforeseen effects from the COVID-19 pandemic, these estimates may become more challenging, and actual results could differ materially from these estimates.

Segment Information — The Company manages and reports its operating results through two reportable segments defined by its products and services: Retail and Software & Services. See Note 15 for Segment Reporting for the three and nine months ended September 30, 2021 and 2020.

Cash and Cash Equivalents — The Company considers all highly liquid investments purchased with an original maturity (at the date of purchase) of three months or less to be the equivalent of cash for the purpose of balance sheet presentation. Cash equivalents, which consist primarily of money market accounts, are carried at cost, which approximates market value.

Accounts Receivable, Net — Accounts receivable are stated at the amount management expects to collect from outstanding balances. The Company estimates that the allowance for doubtful accounts based on historical losses, existing economic conditions, and other information available at the balance sheet date. Uncollectable accounts are written off against the allowance after all collection efforts have been exhausted.

Accounts receivable includes $1,273,269 and $1,021,506 of credit card receivables at September 30, 2021 and December 31, 2020, respectively. The Company has recorded an allowance of $143,296 and $205,384 as of September 30, 2021 and December 31, 2020, respectively.

Fair Value of Financial Instruments — Assets and liabilities are measured at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The three levels of inputs used to measure fair value are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or inputs other than quoted prices that are observable or can be corroborated by observable market data for substantially the full-term of the asset or liability.

Level 3 — Unobservable inputs that are supported by little or no market activity that are significant to the fair value of the asset of liability.

The hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

Concentrations of Risk — Certain financial instruments potentially subject us to concentrations of credit risk. Financial instruments that subject the Company to credit risk consist of cash and cash equivalents, and accounts receivable. The Company’s cash balances are primarily on deposit at high credit quality financial institutions. The cash balances in all accounts held at financial institutions are insured up to $250,000 by the Federal Deposit Insurance Corporation (“FDIC”) through September 30, 2021. At times, cash balances may exceed federally insured amounts and potentially subject the Company to a concentration of credit risk. Management believes that no significant concentration of credit risk exists with respect to these cash balances because of its assessment of the creditworthiness and financial viability of the respective financial institutions.

The risk with respect to accounts receivable is managed by the Company through its policy of monitoring the creditworthiness of its customers to which it grants credit terms in the normal course of business. As of September 30, 2021 and December 31, 2020, one third-party seller accounted for approximately 40.2% and 54.3% of the Company’s outstanding receivables, respectively.

Leases — The Company leases its office facilities and fulfillment centers under operating lease agreements. Rent expense under the Company’s operating leases typically provide for fixed, non-contingent rent escalations. Rent expense is recognized on a straight-line basis over the non-cancellable term of each underlying lease. The Company also receives landlord contributions related to certain lease agreements that are recognized as deferred rent on the condensed consolidated balance sheet and treated as reductions of rental expense on a straight-line basis over the term of the lease. The lease term begins on the date the Company becomes legally obligated for the rent payments or when it takes possession of the leased space, whichever is earlier.

Inventories — Inventories consisting of finished goods are stated at the lower of cost or net realizable value. Inventory costs are determined using the first in, first out method. Inventory costs include price reductions and allowances offered by vendors.

Property and Equipment, Net — Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are provided for using the straight-line method over the estimated useful lives of the assets, which range from 3-7 years (see table below). Leasehold improvements are amortized over the shorter of their estimated useful lives or the term of the respective leases. Improvements are capitalized while expenditures for maintenance and repairs are expensed as incurred.

Estimated Useful Lives
Leasehold improvements	7 years
Warehouse equipment	5 years
Computers and small tools	3 years
Furniture and fixtures	7 years
Capital lease assets	7 years
Software development	4 years

Software Development Costs — The Company classifies software development costs as either internal use software or external use software. The Company accounts for costs incurred to develop internal use software in accordance with ASC 350-40, Internal Use Software. Consequently, the Company capitalizes certain external costs and internal labor-related costs associated with the development of its platforms and internal-use software products after the preliminary project stage is complete and until the software is ready for its intended use. Costs incurred in the preliminary stages of development, after the software is ready for its intended use and for maintenance of internal-use software are expensed as incurred. Upgrades and enhancements are capitalized to the extent they will result in added functionality. Capitalized software costs are included in property and equipment — net within the condensed consolidated balance sheet and are amortized over the remaining useful life of four years.

In accordance with ASC 985-20, Costs of Software to be Sold, Leased or Marketed, the software development costs incurred in the research and development of software products or the software component of products to be sold, leased, or marketed to external users are expensed as incurred until technological feasibility has been established. Technological feasibility is established upon the completion of a working model. Software development costs incurred after the establishment of technological feasibility and until the product is available for general release are capitalized, provided recoverability is reasonably assured. Software development costs are stated at the lower of unamortized cost or net realizable value. Net realizable value for each software product is assessed based on anticipated profitability applicable to revenues of the related product in future periods. Amortization of capitalized software costs begins when the related product is available for general release to customers and is provided for using the straight-line method over the estimated life of the respective product. Technological feasibility is typically reached shortly before the release of such products and as a result, development costs that meet the criteria for capitalization were not material for the periods presented in this report.

Impairment of Long-Lived Assets — The Company periodically evaluates the need to recognize impairment losses relating to long-lived assets in accordance ASC 360, Property, Plant, and Equipment. Long-lived assets are evaluated for recoverability whenever events or circumstances indicate that an asset may have been impaired. In evaluating an asset for recoverability, the Company estimates the future cash flows, on an undiscounted basis, expected to result from the use of the asset and eventual disposition. If the sum of the expected future cash flows is less than the carrying amount of the asset, the Company would write the asset down to fair value and record an impairment charge accordingly. As of September 30, 2021 and December 31, 2020, there were no such events or circumstances that indicate a need for such evaluation.

Debt — The Company defers costs directly associated with acquiring third-party financing. Debt issuance costs related to the term loans are recorded as a direct deduction from the carrying amount of the debt and debt issuance costs associated with the Credit Agreement (as defined in Note 5). Debt issuance costs were $669,677 for the three and nine months ended September 30, 2021. Debt issuance costs prior to September 30, 2021 have historically been immaterial. Interest expense was $766,373 and $115,107 for the three months ended September 30, 2021 and 2020, respectively, and $975,648 and $321,807 for the nine months ended September 30, 2021 and 2020, respectively.

Equity — The Company’s equity structure consists of Common Stock, Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock, and Series E Preferred Stock. The Company analyzed the relevant provisions of ASC 480, Distinguishing Liabilities from Equity, and determined the preferred shares should be recognized as temporary equity. Refer to Note 10.

Employee Benefit Plan — The Company sponsors a qualified 401(k) defined contribution plan covering eligible employees. Participants may contribute a portion of their annual compensation limited to a maximum annual amount set by the Internal Revenue Service. There were no employer contributions under this plan for the nine months ended September 30, 2021 and 2020.

Stock-Based Compensation — The Company measures and records the expense related to stock-based awards based upon the fair value at the date of grant.

Stock-based compensation awards are recorded in accordance with ASC Topic 718, Compensation — Stock Compensation (“ASC 718”). ASC 718 requires all stock-based payments to employees to be recognized as expenses in the condensed consolidated statements of operations based on their grant date fair values. The Company has granted stock options and restricted stock awards. Restricted stock awards are determined based on the fair market value of the common stock on the date of the grant.

The Company estimated the grant date fair value of each common stock option using the Black-Scholes option-pricing model. The fair value of restricted stock and restricted stock awards on the date of the grant was determined by the Board of Directors. The use of the Black-Scholes option-pricing model required management to make the following assumptions:

Expected Volatility — The Company estimates volatility for option grants by evaluating the average historical volatility of a peer group of companies for the period immediately preceding the option grant for a term that is approximately equal to the options’ expected term.

Expected Term — Derived from the life of the options granted under the option plan and is based on the simplified method which is essentially the weighted average of the vesting period and contractual term.

Risk-Free Interest Rate — The risk-free interest rate is based on the implied yield currently available on US Treasury zero-coupon issues with a term that is equal to the options’ expected term at the grant date.

Dividend Yield — The Company has not declared or paid dividends to date and does not anticipate declaring dividends. As such, the dividend yield has been estimated to be zero.

Because the Company’s common stock has not been publicly traded prior to the consummation of the Business Combination, the Company estimates the fair value of common stock. The Board of Directors considers numerous objective and subjective factors to determine the fair value of the Company’s common stock at each meeting in which awards are approved. The factors considered include, but are not limited to: (i) the results of contemporaneous independent third-party valuations of the Company’s common stock; (ii) the prices, rights, preferences, and privileges of the Company’s convertible preferred stock relative to those of its common stock; (iii) the lack of marketability of the Company’s common stock; (iv) actual operating and financial results; (v) current business conditions and projections; (vi) the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company, given prevailing market conditions; and (vii) precedent transactions involving the Company’s shares.

Net Loss Per Share — Basic net loss per common share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common stock and potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, the convertible preferred stock, common stock warrants, preferred stock warrants, and common stock options outstanding are considered to be potentially dilutive securities. Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities as the convertible preferred stock are considered to be participating securities. The two-class method determines net income (loss) per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income (loss) available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to share in undistributed earnings as if all income (loss) for the period had been distributed. The Company’s participating securities do not have a contractual obligation to share in the Company’s losses. Accordingly, the Company’s net loss is attributed entirely to common stockholders. As the Company has reported a net loss for all periods presented, diluted net loss per common share is the same as basic net loss per common share for those periods.

Income Taxes — In accordance with ASC 740, Income Taxes, the Company applies the guidance accounting for uncertainty in income taxes, which prescribes a recognition threshold and a measurement attribute for the balance sheet recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination be taxing authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50% likely of being realized upon the ultimate settlement.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company records a valuation allowance to reduce deferred income tax assets to the amount that is more likely than not to be realized.

Revenue Recognition — In May 2014, the FASB issued Accounting Standards Update (ASU) No. 2014-09, Revenue from Contracts with Customers (Topic 606), which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The Company adopted ASU No. 2014-09 and its related amendments (collectively, known as ASC 606, Revenue from Contracts with Customers) effective January 1, 2019, using the modified retrospective approach to all contracts not completed at the date of initial application. Adoption of ASC 606 did not impact the timing of revenue recognition in the Company’s financial statements. The Company elects to apply the practical expedient to forego the disclosure of revenue related to performance obligations that are part of a contract whose original expected duration is less than one year. This practical expedient applies to all revenue streams except software license revenue, as the term of software is greater than one year. For software license revenue, revenue allocated to the remaining performance obligations, which includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods, was $6,883,878 and $1,163,226 as of September 30, 2021 for implementation fees and maintenance fees for the remainder of the initial contract term of five years, respectively. Based on the terms of the contract and an initial go-live date in the third quarter of 2021, the Company recognized $10,500,000 in floor license fees during the three months ended September 30, 2021. The Company expects to recognize approximately $6,883,878 and $240,000 in implementation and maintenance fees, respectively, over the next 12 months.

(a)	Retail Revenue — The Company’s Retail revenue is generated from following revenue streams:

Merchandise Sales — The Company offers merchandise in the following core merchandise categories: grocery, snacks, beverages, and household and cleaning products. Revenue generated through the Company’s e-commerce platform is recognized when control of the goods ordered are transferred to the customer, which generally occurs upon delivery to the customer. Deferred revenue consists of payments received from customers for goods not yet shipped by the end of the period. As the shipments in-transit represent unsatisfied performance obligations, the revenue is deferred until delivery to the customer is complete.

Subscription Sales — The Company charges a membership fee to customers who sign up for the Company’s Boxed Up program. That fee allows customers to earn cash back on every purchase, access to exclusive discounts, and free shipping over a minimum order amount. The duration of the membership is generally 12 months. Because the Company has the obligation to provide access to its website for the duration of the membership term, the Company recognizes membership fees on a straight-line basis over the life of the membership. The Company’s deferred revenue related to membership fees was $790,083 and $728,207 as of September 30, 2021 and December 31, 2020, respectively.

Outbound Delivery Fees — Outbound delivery fees are included in customer billing and are recorded as revenue as control of the product is transferred to customers upon delivery. Delivery charges to customers were $341,589 and $995,608 for the three months ended September 30, 2021 and 2020, respectively, and $1,169,475 and $2,796,294 for the nine months ended September 30, 2021 and 2020, respectively. Outbound delivery fees are included in net revenue in the condensed consolidated statement of operations.

Marketing Fees — The Company provides a mix of marketing services to merchants. The Company provides merchants access to its e-commerce platform where merchants display and sell their products to users. The Company also provides advertising services to help merchants promote their products within the Company’s platform. The Company recognizes revenue when a user’s order is processed, and the related order information has been made available to the merchant. Revenue from marketing fees charged to vendors and partners were $365,741 and $364,071 for the three months ended September 30, 2021 and 2020, respectively, and $1,109,990 and $1,110,306 for the nine months ended September 30, 2021 and 2020, respectively. Marketing fees are included in net revenue in the condensed consolidated statement of operations.

Returns and Refunds — The Company’s contracts with customers are generally sold with a right of return. Historically the returns have been immaterial and recognized in the period which the products are returned.

Sales Tax Collected — In the ordinary course of business, the Company collects sales tax on items purchased by its customers that are taxable in the jurisdictions when the purchases take place. These taxes are then remitted to the appropriate taxing authority. The Company excludes these taxes collected from net revenue in its financial statements.

(b)	Software & Services Revenue — The Company’s Software & Services revenue is generated from its software licensing arrangements.

Software License Revenue — The Company generates revenue through software license agreements. These agreements allow the customers the Company engages with to take possession of the software for usage of the Company’s IP, and host that software in an on-premise, or cloud-based infrastructure environment, at the customer’s election. A software license contract with multiple performance obligations typically includes the following elements: implementation services, software license, training services, and maintenance and support services. The total transaction price of a software license contract includes a fixed fee and may include forms of variable consideration, such as platform usage fees. Revenue is recognized as the performance obligations are satisfied. Specifically, implementation revenue is recognized over time utilizing the input method, based on a cost-to-cost analysis; software license revenue is recognized at the point in time at the go-live date of the software and upon settlement of variable fees, accounted using the sales- based royalty exception; training revenue is recognized when the training is delivered to the customer without regard to a detailed evaluation of the point in time criteria due to the short-term nature of the training services (completed within the same quarterly reporting period); and maintenance and support revenue is recognized over time on a straight-line basis over the contract period. For contracts with multiple performance obligations, we allocate the contract price to each performance obligation based on its relative standalone selling price. We generally determine standalone selling prices using a cost plus a margin approach. The total transaction price for the Company’s current contract related to software license revenue includes fixed and variable consideration.

(c)	Contract Assets and Liabilities

The difference in the opening and closing balances of the Company’s contract assets (unbilled receivables) and contract liabilities (deferred revenue) results from the timing differences between the Company’s performance and the customer’s payments. The Company fulfills its obligations under contracts with customers by transferring goods and services in exchange for consideration from the customer. The Company recognizes a contract asset when it transfers products or services to a customer for which the billings will occur in a future period. As of September 30, 2021, the Company recognized unbilled receivables related to its software licensing agreement under its Software & Services segment. The Company recognizes a contract liability when consideration is received from customers in advance of revenue recognition as described within the revenue streams above.

The following table represents a roll-forward of unbilled receivables and deferred revenue:

	September 30,	December 31,
	2021	2020
Contract assets (unbilled receivables)	$3,680,327	$—
Contract liabilities (deferred revenue)	$2,666,547	$2,435,909

The unbilled receivables and deferred revenue for the Company’s Software & Services segment are presented net at the contract level. The remaining deferred revenue that is presented separately on the Company’s condensed consolidated balance sheet as of September 30, 2021 is related to the Company’s Retail segment.

The increase in unbilled receivables as of September 30, 2021 is driven by the Company’s first software licensing agreement, signed in the first quarter of 2021. The unbilled receivables balance is attributable to the satisfaction of certain performance obligations for which billings were not yet invoiced as of September 30, 2021, partially offset by an increase in new billings for other certain performance obligations that were not yet satisfied.

(d)   Revenue Disaggregation

Revenue Disaggregation — The Company had total net revenues of $49,010,391 and $40,861,101 for the three months ended September 30, 2021 and 2020, respectively, and $132,218,141 and $143,926,813 for the nine months ended September 30, 2021 and 2020, respectively. The Company manages and reports its operating results through two reportable segments defined by its products and services: Retail and Software & Services. The Company’s Retail operations represent the majority of all its condensed consolidated total revenues.

The following table summarizes the Company’s net Retail revenue disaggregated by sales channel as well as its Software & Services revenue:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2021	2020	2021	2020
Direct Sales(1)	$33,616,439	$40,861,101	$103,709,366	$136,784,032
Channel Sales(2)	4,570,219	—	13,543,942	7,142,781
Software & Services (3)	10,823,733	—	14,964,833	—
(1)	Direct Sales includes retail direct to consumer sales on the Company’s e-commerce platform.
(2)	Channel Sales includes retail sales on other third-party platforms. For the three months ended September 30, 2020, Channel sales were temporarily suspended due to COVID-19 demand from direct sales.
(3)	Software & Services includes revenue generated from software licensing agreements (Note 1).

Other Income (Expense), Net — Other income (expense), net, consists primarily of gains (losses) resulting from fair value valuations and adjustments on the convertible notes and liability-classified warrants.

Customer Incentives — The Company offers its customers various sales incentives including sales discounts, loyalty rewards, and free items with purchases. The Company records a reduction of net revenue at the time the discount is taken and at the time loyalty rewards are earned. Historically loyalty rewards have been immaterial to the Company.

Vendor Rebates — The Company has agreements with its suppliers to receive funds for promotions, volume rebates, and marketing. Amounts earned and due from suppliers under these agreements are included in prepaid expenses and other current assets in the condensed consolidated balance sheet. Vendor rebates received by the Company reduce the carrying cost of inventory and are recognized in cost of sales in the condensed consolidated statements of operations when the related inventory is sold.

Cost of Sales — Cost of goods sold consists of the costs of merchandise, expenses for shipping to and from clients and inbound freight, inventory write-offs and changes in the Company’s inventory reserve, payment processing fees, and packaging materials costs, offset by vendor funded promotions and various vendor allowances.

Delivery Costs — Outbound shipping and handling costs incurred to deliver merchandise to customers amounted to $6,767,462 and $5,413,227 for the three months ended September 30, 2021 and 2020, respectively, and $20,063,356 and $19,287,399 for the nine months ended September 30, 2021 and 2020, respectively. The delivery costs are included in cost of sales in the condensed consolidated statements of operations.

Selling, General and Administrative Expense — Selling, general and administrative expense consists primarily of salaries and benefits for warehouse employees as well as all regional and home office employees, including buying personnel. Selling, general and administrative expenses also include substantially all building and equipment depreciation, research and development expense, bank service charges, utilities, as well as other operating costs incurred to support e-commerce website operations. In accordance with ASC 730-10-25, Research and Development, research and development costs are charged to expense as and when incurred in the development of software products to be sold, leased, or marketed to external parties. Research and development expense incurred was $547,100 and $661,434 for the three months ended September 30, 2021 and 2020, respectively, and $1,357,903 and $1,824,174 for the nine months ended September 30, 2021 and 2020, respectively.

Advertising Expense — The Company expenses advertising as incurred. Advertising expense was $5,173,248 and $1,377,010 for the three months ended September 30, 2021 and 2020, respectively, and $14,617,879 and $2,583,528 for the nine months ended September 30, 2021 and 2020, respectively. These costs are included in advertising expense in the condensed consolidated statements of operations. Included in prepaid expenses and other current assets in the condensed consolidated balance sheets as of September 30, 2021 and December 31, 2020 are prepayments for future advertising expenses of approximately $602,793 and $9,192, respectively.

Transaction Costs — The Company applies the requirements of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering.” The Company incurred $929,152 and $3,840,227 for the three and nine months ended September 30, 2021, respectively, in advisory, legal, accounting and management fees in conjunction with the pending Business Combination detailed above, which are included in selling, general and administrative expenses on the condensed consolidated statement of operations. Direct and specific incremental transaction costs related to the pending Business Combination that would not otherwise have been incurred will be treated as a reduction of the cash proceeds and deducted from the Company’s additional paid-in capital upon consummation of the Business Combination. Accordingly, $2,842,998 was deferred related to equity issuance costs as of September 30, 2021.

Recent Accounting Pronouncements

Recently Adopted Accounting Pronouncements — The accounting pronouncements the Company adopted are set forth in its audited financial statements for fiscal year 2020. There have been no material changes to these accounting pronouncements.

In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-06 — Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) — Accounting For Convertible Instruments and Contracts in an Entity’s Own Equity. The ASU simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. Consequently, more convertible debt instruments will be reported as a single liability instrument with no separate accounting for embedded conversion features. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for it. The ASU also simplifies the diluted net income per share calculation in certain areas. The Company early adopted this standard in the first quarter of 2021, effective as of January 1, 2021, on a modified retrospective basis. The effect of this standard was not material to the Company’s consolidated financial statements.

In June 2018, the FASB issued ASU 2018-07, Compensation — Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which simplifies the accounting for stock-based payments granted to nonemployees for goods and services. This guidance will better align the treatment of stock-based payments to nonemployees with the requirements for such stock-based payments granted to employees. The new standard is effective for fiscal years beginning after December 15, 2019 for private companies, including interim periods within such fiscal year. The company has adopted this standard effective January 1, 2020 in the preparation of its condensed consolidated financials statements. The impact of adopting this pronouncement did not have a material impact on the Company’s condensed consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), which modifies the existing disclosure requirements for fair value measurements in Topic 820. The new disclosure requirements include disclosure related to changes in unrealized gains or losses included in other comprehensive income (loss) for recurring Level 3 fair value measurements held at the end of each reporting period and the explicit requirement to disclose the range and weighted-average of significant unobservable inputs used for Level 3 fair value measurements. The other provisions of ASU 2018-13 include eliminated and modified disclosure requirements. An entity is permitted to early adopt any removed or modified disclosures upon issuance of ASU 2018-13 and delay adoption of the additional disclosures until their effective date. For all entities, this guidance is required to be adopted for annual periods beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted. The guidance was adopted effective January 1, 2020 and did not have a material impact on the Company’s condensed consolidated financial statements.

Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This new guidance will change how entities account for credit impairment for trade and other receivables, as well as for certain financial assets and other instruments. ASU 2016-13 will replace the current “incurred loss” model with an

“expected loss” model. Under the “incurred loss” model, a loss (or allowance) is recognized only when an event has occurred (such as a payment delinquency) that causes the entity to believe that a loss is probable (i.e., that it has been “incurred”). Under the “expected loss” model, an entity will recognize a loss (or allowance) upon initial recognition of the asset that reflects all future events that will lead to a loss being realized, regardless of whether it is probable that the future event will occur. The “incurred loss” model considers past events and current conditions, while the “expected loss” model includes expectations for the future which have yet to occur. ASU 2016-13 is effective for private companies beginning after December 15, 2022, including interim periods within those fiscal years. The Company is currently evaluating the impact of adoption of the new standard on the condensed consolidated financial statements.

In August 2018, the FASB issued ASU 2018-15, Intangibles — Goodwill and Other-Internal-Use Software (Subtopic 35-40) Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract, which aligns the accounting for implementation costs incurred in a hosting arrangement that does not include a license to internal-use software (a cloud computing arrangement) with one that does. The new standard is effective for fiscal years beginning after December 15, 2020 for private companies, and interim periods within fiscal years beginning after December 15, 2021. The Company does not believe the adoption of this ASU will have a material impact on its condensed consolidated financial statements and disclosures.

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes (Topic 740). This standard simplifies the accounting for income taxes by eliminating certain exceptions to the guidance in ASC 740 related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. The standard also simplifies aspects of the accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill. The standard is effective for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company is currently evaluating the effect that implementation of this standard will have on the Company’s condensed consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02,Leases (“Topic 842”), which requires a lessee to recognize in its balance sheet an asset and liability for most leases with a term greater than 12 months. Lessees should recognize a liability to make lease payments and a right-of-use asset representing the lessee’s right to use the underlying asset for the lease term. On June 3, 2020, the FASB deferred the effective date of ASC 842 for private companies to fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company is currently evaluating the impact the adoption of this standard will have on its financial statements but believes that there will be right of use assets and lease liabilities recognized on the Company’s condensed consolidated balance sheet and an immaterial impact on the Company’s condensed consolidated statement of operations.

Seven Oaks Acquisition Corp
Summary of Significant Accounting Policies

Note 3 — Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

As described in Note 2 — Restatement of Previously Issued Financial Statements, the Company’s financial statements for the period as of December 31, 2020, and the Affected Periods, are restated in this Annual Report on Form 10-K/A (Amendment No. 2) (this “Annual Report”) to correct the misapplication of accounting guidance related to the Company’s Public Shares in the Company’s previously issued audited and unaudited condensed financial statements for such periods. The restated financial statements are indicated as “Restated” in the audited and unaudited condensed financial statements and accompanying notes, as applicable. See Note 2 — Restatement of Previously Issued Financial Statements for further discussion.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

This may make comparison of the Company’s financial statements with those of another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

The Company will remain an emerging growth company until the earliest of (i) the last day of the first fiscal year (a) following the fifth anniversary of the completion of the Public Offering, (b) in which the Company’s total annual gross revenue is at least $1.07 billion or (c) when the Company is deemed to be a large accelerated filer, which means the market value of our common stock that is held by non-affiliates exceeds $700.0 million as of the prior June 30th and (ii) the date on which the Company has issued more than $1.0 billion in non-convertible debt securities during the prior three-year period.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had no cash equivalents at December 31, 2020.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash accounts in a financial institution which, at times, may exceed the Federal depository insurance coverage of $250,000, and investments held in Trust Account. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts. The Company’s investments held in the Trust Account as of December 31, 2020 are comprised of investments in U.S. Treasury securities with an original maturity of 185 days or less or investments in a money market funds that comprise only U.S. treasury securities money market funds.

Investments Held in the Trust Account

Upon the closing of the Initial Public Offering and the Private Placement, approximately $258.8 million, was placed in the Trust Account and invested in money market funds that invest in U.S. government securities. All of the Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in gain on investments held in Trust Account in the accompanying statement of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;

•Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheet.

The fair value of the Public Warrants (if not market observed) and Private Warrants is estimated using a Binomial Lattice in a risk-neutral framework. The future stock price of the Company is modeled assuming a Geometric Brownian Motion in a risk-neutral framework. For each modeled future price, the warrant payoff is calculated based on the contractual terms (incorporating any optimal early exercise / redemption), and then discounted at the term-matched risk-free rate. The value of the Warrants is calculated as the probability-weighted present value over all future modeled payoffs.

As of December 31, 2020, the carrying values of cash, prepaid expenses, accounts payable, accrued expenses, income tax payable and franchise tax payable approximate their fair values due to the short-term nature of the instruments. The Company’s portfolio of investments held in the Trust Account is comprised of investments in U.S. Treasury securities with an original maturity of 185 days or less or investments in money market funds that invest in U.S. government securities, or a combination thereof. The fair value for trading securities is determined using quoted market prices in active markets (Level 1).

Offering Costs Associated with the Initial Public Offering

The Company complies with the requirements of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A – “Expenses of Offering.” Offering costs consist of legal, accounting, underwriting fees and other costs directly related to the Initial

Public Offering. Offering costs are allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs associated with warrant liabilities are expensed as incurred, presented as non-operating expenses in the statement of operations. Offering costs associated with the Public Warrants were charged to stockholders’ equity and offering costs associated with the Public Shares were charged against the carrying value of the shares of Class A common stock upon the completion of the Initial Public Offering. The Company classifies deferred underwriting commissions as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Common stock subject to mandatory redemption (if any) is classified as a liability instrument and measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, at December 31, 2020, 25,875,000 shares of common stock subject to possible redemption is presented as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheet.

Effective with the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption amount, which approximates fair value. The change in the carrying value of Class A common stock subject to possible redemption resulted in charges against additional paid-in capital (to the extent available), accumulated deficit and Class A common stock.

Derivative Warrant liabilities

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815-15. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

The Company issued 12,937,500 warrants in connection with the Initial Public Offering (the “Public Warrants”) 5,587,500 warrants in a Private Placement (the “Private Placement Warrants”). These warrants are recognized as derivative liabilities in accordance with ASC 815-40. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjust the instruments to fair value at each reporting period. The liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statement of operations. The fair value of the Public Warrants (if not market observed) and Private Warrants is estimated using a Binomial Lattice in a risk-neutral framework. The future stock price of the Company is modeled assuming a Geometric Brownian Motion in a risk-neutral framework. For each modeled future price, the Warrant payoff is calculated based on the contractual terms (incorporating any optimal early exercise / redemption), and then discounted at the term-matched risk-free rate. The value of the Warrants is calculated as the probability-weighted present value over all future modeled payoffs.

Net Income (Loss) Per Share of Common Stock

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” The Company has two classes of shares, which are referred to as Class A common stock and Class B common stock. Income and losses are shared pro rata between the two classes of shares. Net income (loss) per share of common stock is calculated by dividing the net income (loss) by the weighted average number of common stock outstanding for the respective period.

The Company has not considered the effect of the warrants sold in the Initial Public Offering and Private Placement, as well as the warrants issued upon conversion of the Note (as defined in Note 5), to purchase an aggregate of 18,525,000 shares of common stock in the calculation of diluted loss per common share, since the exercise of the warrants are contingent upon the occurrence of future events and the inclusion of such warrants would be anti-dilutive under the treasury stock method. As a result, diluted net loss per common share is the same as basic net loss per common stock for the period presented. Accretion associated with the redeemable Class A common stock is excluded from earnings per share as the redemption value approximates fair value.

The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share of common stock for each class of common stock:

	For The Period From September 23, 2020
	(inception) through December 31, 2020
	Class A	Class B
Basic and diluted net loss per common share:
Numerator:
Allocation of net loss	$(1,521,695)	$(2,696,047)

Denominator:
Basic and diluted weighted average common shares outstanding	3,234,375	5,730,469

Basic and diluted net loss per common share	$(0.47)	$(0.47)

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under FASB ASC Topic 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

FASB ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. The Company’s general and administrative costs are generally considered start-up costs and are not currently deductible.

No amounts were accrued for the payment of interest and penalties as of December 31, 2020 and 2019. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

On March 27, 2020, President Trump signed the Coronavirus Aid, Relief, and Economic Security “CARES” Act into law. The CARES Act includes several significant business tax provisions that, among other things, would eliminate the taxable income limit for certain net operating losses(“NOL) and allow businesses to carry back NOLs arising in 2018, 2019 and 2020 to the five prior years, suspend the excess business loss rules, accelerate refunds of previously generated corporate alternative minimum tax credits, generally loosen the business interest limitation under IRC section 163(j) from 30 percent to 50 percent among other technical corrections included in the Tax Cuts and Jobs Act tax provisions.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have an effect on the Company’s financial statements.

Note 2 — Summary of Significant Accounting Policies and Basis of Presentation (as restated)

Basis of Presentation and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for financial information and pursuant to the rules and regulations of the SEC. Accordingly, they do not include all of the information and footnotes required by GAAP. In the opinion of management, the unaudited condensed consolidated financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the balances and results for the period presented. Operating results for the three and nine months ended September 30, 2021, are not necessarily indicative of the results that may be expected through December 31, 2021.

The condensed consolidated financial statements of the Company include its wholly owned subsidiary in connection with the planned merger. All inter-company accounts and transactions are eliminated in consolidation.

Restatement to Previously Reported Financial Statements

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited financial statements and notes thereto included in the Amendment No. 2 to the Annual Report on Form 10-K for the period ended December 31, 2020, filed with the SEC on December 3, 2021.

After preparing and filing, the Company’s unaudited condensed financial statements for the quarterly period ended September 30, 2021, the Company concluded it should restate its previously issued financial statements to classify all Class A common stock subject to possible redemption in temporary equity. In accordance with ASC 480-10-S99, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A common stock in permanent equity. Although the Company did not specify a maximum redemption threshold, its charter currently provides that the Company will not redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. Previously, the Company did not consider redeemable shares classified as temporary equity as part of net tangible assets. Effective with these condensed financial statements, the Company revised this interpretation to include temporary equity in net tangible assets. In connection with the change in presentation for the Class A common stock subject to possible redemption, the Company has revised its earnings per share calculation to allocate income and losses shared pro rata between the two classes of shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of shares participate pro rata in the income and losses of the Company.

In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the corrections and has determined that the related impact was material to the previously filed financial statements that contained the error, reported in the Company’s Form 10-Qs for the quarterly periods ended March 31, 2021, and June 30, 2021 (the “Affected Quarterly Periods”). Therefore, the Company, in consultation with its Audit Committee, concluded that the Affected Quarterly Periods should be restated to present (i) all Class A common stock subject to possible redemption as temporary equity, (ii) to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering, and (iii) to correct its earnings per share calculation. As such, the Company is reporting these restatements to those Affected Quarterly Periods in this quarterly report.

The impact of the restatement on the financial statements for the Affected Quarterly Periods is presented below.

	As Previously
Balance Sheet as of March 31, 2021	Reported	Adjustment	As Restated
Total assets	$260,975,173	$—	$260,975,173
Total liabilities	$17,682,061	$—	$17,682,061
Class A common stock subject to possible redemption	238,293,110	20,456,890	258,750,000
Preferred stock	—	—	—
Class A common stock	205	(205)	—
Class B common stock	647	—	647
Additional paid-in capital	4,571,900	(4,571,900)	—
Accumulated deficit	427,250	(15,884,785)	(15,457,535)
Total stockholders’ equity (deficit)	$5,000,002	$(20,456,890)	$(15,456,888)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$260,975,173	$—	$260,975,173
Shares of Class A common stock subject to possible redemption	23,829,311	2,045,689	25,875,000
Shares of Class A Common stock	2,045,689	(2,045,689)	—

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the three months ended March 31, 2021:

Statement of Cash Flows for the three months ended March 31, 2021	As Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Change in Value of Class A common stock subject to possible redemption	$4,645,000	$(4,645,000)	$—

	As Previously
Balance Sheet as of June 30, 2021	Reported	Adjustment	As Restated
Total assets	$260,319,739	$—	$260,319,739
Total liabilities	$23,289,058	$—	$23,289,058
Class A common stock subject to possible redemption	232,030,680	26,719,320	258,750,000
Preferred stock	—	—	—
Class A common stock	268	(268)	—
Class B common stock	647	—	647
Additional paid-in capital	10,834,267	(10,834,267)	—
Accumulated deficit	(5,835,181)	(15,884,785)	(21,719,966)
Total stockholders' equity (deficit)	$5,000,001	$(26,719,320)	$(21,719,319)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)	$260,319,739	$—	$260,319,739
Shares of Class A common stock subject to possible redemption	23,203,068	2,671,932	25,875,000
Shares of Class A Common stock	2,671,932	(2,671,932)	—

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the six months ended June 30, 2021:

Statement of Cash Flows for the six months ended June 30, 2021	As Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Change in Value of Class A common stock subject to possible redemption	$(1,617,430)	$1,617,430	$—

The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per share is presented below for the Affected Quarterly Periods:

	Earnings Per Share
	As Reported	Adjustment	As Restated
For the Three Months Ended March 31, 2021
Net income	$4,644,993	$—	$4,644,993
Weighted average shares outstanding - Class A common stock	25,217,311	657,689	25,875,000
Basic and diluted income (loss) per share - Class A common stock	$—	$0.14	$0.14
Weighted average shares outstanding - Class B common stock	7,126,439	(657,689)	6,468,750
Basic and diluted income (loss) per share - Class B common stock	$0.65	$(0.51)	$0.14

	Earnings Per Share
	As Reported	Adjustment	As Restated
For the Three Months Ended June 30, 2021
Net loss	$(6,262,431)	$—	$(6,262,431)
Weighted average shares outstanding - Class A common stock	23,822,429	2,052,571	25,875,000
Basic and diluted income (loss) per share - Class A common stock	$—	$(0.19)	$(0.19)
Weighted average shares outstanding - Class B common stock	8,521,321	(2,052,571)	6,468,750
Basic and diluted income (loss) per share - Class B common stock	$(0.73)	$0.54	$(0.19)

	Earnings Per Share
	As Reported	Adjustment	As Restated
For the Six Months Ended June 30, 2021
Net loss	$(1,617,438)	$—	$(1,617,438)
Weighted average shares outstanding - Class A common stock	23,597,451	2,277,549	25,875,000
Basic and diluted income (loss) per share - Class A common stock	$—	$(0.05)	$(0.05)
Weighted average shares outstanding - Class B common stock	8,746,299	(2,277,549)	6,468,750
Basic and diluted income (loss) per share - Class B common stock	$(0.18)	$0.13	$(0.05)

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of stockholders’ equity for the three months ended March 31, 2021, and the three and six months ended June 30, 2021:

	For the Three and Six Months ended June 30, 2021
	Total Stockholders'		Total Stockholders'
	Equity (Deficit), As		Equity (Deficit), As
	Reported	Adjustment	Restated
Balance - December 31, 2020	$(20,101,881)	$—	$(20,101,881)
Common stock subject to possible redemption	(4,645,000)	4,645,000	—
Net income	4,644,993	—	4,644,993
Balance - March 31, 2021 (unaudited)	$(20,101,888)	—	$(15,456,888)
Common stock subject to possible redemption	6,262,430	$(6,262,430)	—
Net loss	(6,262,431)	—	(6,262,431)
Balance - June 30, 2021 (unaudited)	$(20,101,889)	$(1,617,430)	$(21,719,319)

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

This may make comparison of the Company’s financial statements with those of another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

The Company will remain an emerging growth company until the earliest of (i) the last day of the first fiscal year (a) following the fifth anniversary of the completion of the Public Offering, (b) in which the Company’s total annual gross revenue is at least $1.07 billion or (c) when the Company is deemed to be a large accelerated filer, which means the market value of our common stock that is held by non-affiliates exceeds $700.0 million as of the prior June 30th and (ii) the date on which the Company has issued more than $1.0 billion in non-convertible debt securities during the prior three-year period.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had no cash equivalents at September 30, 2021 or December 31, 2020.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash accounts in a financial institution which, at times, may exceed the Federal depository insurance coverage of $250,000, and investments held in Trust Account. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts. The Company’s investments held in the Trust Account as of September 30, 2021, and December 31, 2020, are comprised of investments in U.S. Treasury securities with an original maturity of 185 days or less or investments in a money market funds that comprise only U.S. treasury securities money market funds.

Investments Held in the Trust Account

The Company’s portfolio of investments held in the Trust Account is comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities and generally have a readily determinable fair value, or a combination thereof. When the Company’s investments held in the Trust Account are comprised of U.S. government securities, the investments are classified as trading securities. When the Company’s investments held in the Trust Account are comprised of money market funds, the investments are recognized at fair value. Trading securities and investments in money market funds are presented on the balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities are included in income from investments held in Trust Account in the accompanying unaudited condensed consolidated statements of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC Topic 820, “Fair Value Measurements,” equal or approximate the carrying amounts represented in the balance sheet due to their short-term nature.

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;
●Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
●Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Derivative Warrant Liabilities

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and FASB ASC Topic 815, Derivatives and Hedging (“ASC 815”), Embedded Derivatives (“ASC 815-15”). The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

The Company accounts for its 18,525,000 warrants issued in connection with its Initial Public Offering (12,937,500) and Private Placement (5,587,500) as derivative warrant liabilities in accordance with ASC 815-40, Contracts in Entity’s Own Equity (“ASC 815-40”). Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statement of operations. At the Initial Public Offering date and December 31, 2020, the fair value of the Public Warrants and Private Placement Warrants were estimated using a Binomial Lattice in a risk-neutral framework. Specifically, the future stock price of the Company was modeled assuming a Geometric Brownian Motion in a risk-neutral framework. For each modeled future price, the Warrant payoff was calculated based on the contractual terms (incorporating any optimal early exercise / redemption), and then discounted at the term-matched risk-free rate. The value of the Warrants is calculated as the probability-weighted present value over all future modeled payoffs.

As of September 30, 2021, the Company used market observed prices to determine fair value. Additionally, as the transfer of Private Placement Warrants to anyone who is not a permitted transferee would result in the Private Placement Warrants having substantially the same terms as the Public Warrants, the Company determined that the fair value of each Private Placement Warrant is equivalent to that of each Public Warrant.

Offering Costs Associated with the Initial Public Offering

Offering costs consisted of legal, accounting, underwriting fees and other costs incurred that were directly related to the Initial Public Offering. Offering costs are allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs associated with warrant liabilities were expensed as incurred and presented as non-operating expenses in the unaudited condensed statements of operations. Offering costs associated with the issuance of Public Shares were charged against the carrying value of the Class A common stock subject to possible redemption upon the completion of the IPO. The Company classifies deferred underwriting commissions as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Common stock subject to mandatory redemption (if any) is classified as a liability instrument and measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of September 30, 2021, and December 31, 2020, 25,875,000 shares of common stock subject to possible redemption is presented as temporary equity, outside of the stockholders’ equity section of the Company’s condensed consolidated balance sheets.

Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption amount, which approximates fair value. The change in the carrying value of the Class A common stock subject to possible redemption resulted in charges against additional paid-in capital (to the extent available), accumulated deficit and Class A common stock.

Net Income (Loss) Per Share of Common Stock

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” The Company has two classes of shares, which are referred to as Class A common stock and Class B common stock. Income and losses are shared pro rata between the two classes of shares. Net income (loss) per common share is calculated by dividing the net income (loss) by the weighted average shares of common stock outstanding for the respective periods.

The calculation of diluted net income does not consider the effect of the warrants underlying the Units sold in the Initial Public Offering and the private placement warrants to purchase an aggregate of 18,525,000 shares of Class A common stock in the calculation of diluted income per share, because their exercise is contingent upon future events and their inclusion would be anti-dilutive under the treasury stock method. As a result, diluted net income (loss) per share is the same as basic net income (loss) per share for the three and nine months ended September 30, 2021. Accretion associated with the Class A common stock subject to redemption is excluded from earnings per share as the redemption value approximates fair value.

The following table reflects the calculation of basic and diluted net income (loss) per share of common stock:

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2021		September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per common share:
Numerator:
Allocation of net income	$4,825,213	$1,206,303	$3,531,262	$882,816

Denominator:
Basic and diluted weighted average common shares outstanding	25,875,000	6,468,750	25,875,000	6,468,750
Basic and diluted net income per common share	$0.19	$0.19	$0.14	$0.14

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under FASB ASC Topic 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. As of September 30, 2021, and December 31, 2020, the Company had deferred tax assets with a full valuation allowance against them.

FASB ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. The Company’s general and administrative costs are generally considered start-up costs and are not currently deductible. No amounts were accrued for the payment of interest and penalties as of September 30, 2021, and December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Recent Accounting Pronouncements

In August 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for the derivative scope exception, and it simplifies the diluted earnings per share calculation in certain areas. The Company adopted ASU 2020-06 on January 1, 2021. Adoption of the ASU did not impact the Company’s financial position, results of operations or cash flows.

The Company’s management does not believe that any other recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying condensed consolidated financial statements.